Class A Shares of Common Stock Subject to Possible Redemption (Details) - USD ($)	Jun. 05, 2024	Sep. 06, 2023	Mar. 06, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Shares of Common Stock Subject to Possible Redemption [Line Items]
Shares outstanding	481,865		21,151,393
Common stock subject to possible redemption [Member]
Class A Shares of Common Stock Subject to Possible Redemption [Line Items]
Temporary equity shares outstanding					1,000,945
Class A Common Stock [Member]
Class A Shares of Common Stock Subject to Possible Redemption [Line Items]
Common stock authorized				200,000,000	200,000,000
Temporary equity, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued			21,151,393
Percentage of common stock issued	48.00%	65.00%	88.10%
Percentage of common stock outstanding	48.00%	65.00%	88.10%
Common stock held in trust (in Dollars)			$ 28,744,831	$ 10,426,000	$ 10,426,000
Temporary equity shares outstanding				519,080	1,000,945	24,000,000
Temporary equity, redemption price per share (in Dollars per share)				$ 11.13	$ 10.84	$ 10.15
Shares outstanding		1,847,662	21,151,393
Percentage of common stock issued and outstanding		65.00%	88.10%
Common Stock [Member]
Class A Shares of Common Stock Subject to Possible Redemption [Line Items]
Temporary equity shares outstanding					1,000,945
Common Stock [Member] | Class A Common Stock [Member]
Class A Shares of Common Stock Subject to Possible Redemption [Line Items]
Temporary equity shares issued	481,865	1,847,662	21,151,393	1,000,945
Temporary equity shares outstanding				1,000,945